TRANSAMERICA FUNDS

Transamerica Asset Allocation - Conservative Portfolio

Transamerica Asset Allocation - Growth Portfolio

Transamerica Asset Allocation - Moderate Growth Portfolio

Transamerica Asset Allocation - Moderate Portfolio

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statement of Additional Information

Effective on or about August 28, 2020, Transamerica Asset Management, Inc. (“TAM”) will terminate the Asset Allocation Management Agreement with Morningstar Investment Management LLC* (“Morningstar”) with respect to Transamerica Asset Allocation - Conservative Portfolio, Transamerica Asset Allocation - Growth Portfolio, Transamerica Asset Allocation - Moderate Growth Portfolio and Transamerica Asset Allocation - Moderate Portfolio (the “funds”) and will enter into a new investment sub-advisory agreement with Goldman Sachs Asset Management, L.P. (“GSAM”) with respect to the funds. An information statement will be made available to investors which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser from Morningstar* to GSAM, the following will also change with respect to each fund: (i) the fund’s principal investment strategies will be revised; (ii) the fund’s management fee schedule will be reduced; (iii) the fund’s sub-advisory fee schedule will be revised; and (iv) the fund will change its primary and/or secondary benchmarks. These changes are described below.

TAM will continue to serve as each fund’s investment manager.

*	Morningstar technically serves as portfolio construction manager to each of the funds.

* * *

Effective on or about August 28, 2020, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statement of Additional Information concerning the funds:

PRINCIPAL INVESTMENT STRATEGIES:

Transamerica Asset Allocation - Conservative Portfolio

The fund’s principal investment strategies will be as follows:

The fund seeks to achieve its investment objective by primarily investing its assets in a broad mix of underlying Transamerica Funds (“underlying funds”).

•

Under normal circumstances, investments in underlying funds are expected to achieve a mix over time of approximately 35% of net assets in equities, which may include both stocks and commodity-related securities, and approximately 65% of net assets in fixed-income securities, which may include bonds, cash, cash equivalents, and other money market instruments. These percentages may vary.

•

The underlying funds may invest in a variety of U.S. and foreign equity and fixed-income (including high-yield) securities and alternative investments. The underlying funds may also invest in real estate investment trusts (“REITs”).

In sub-advising the fund’s portfolio of investments, the sub-adviser will develop a strategic asset allocation for the fund. The sub-adviser seeks to budget the fund’s long term investment risk exposure across risk factors to establish a diversified strategic asset allocation. An important component of the sub-adviser’s process is allocating risk across asset classes and strategies to increase diversification and, potentially, reduce volatility.

The sub-adviser normally adjusts the fund’s asset allocation as part of its investment process in order to react to changes in the markets, the economic cycle and the macroeconomic environment. The fund’s portfolio positioning may therefore change over time based on the sub-adviser’s short- to medium-term market views on dislocations and attractive investment opportunities. These views may impact the relative weights across asset classes, the allocation to geographies, sectors and industries, as well as the fund’s duration and sensitivity to inflation.

•

Allocation of assets among the underlying funds is based on factors such as diversification, general market views and outlooks, volatility in the equity markets, historical performance, current valuations, and other global economic factors.

•	Each underlying fund has its own investment objective, principal investment strategies and investment risks.

The fund may invest directly in U.S. government securities and/or short-term commercial paper.

The sub-adviser may invest up to 10% of the fund’s net assets in index-based underlying exchange-traded funds (“underlying ETFs”) that it selects as part of the sub-adviser’s dynamic asset allocation to gain exposure to asset classes, regions, countries, strategies or sectors that are a part of the sub-adviser’s asset allocation for the fund, but not otherwise accessible through available underlying funds. The fund may, but is not required to, invest directly in futures contracts as part of the sub-adviser’s dynamic asset allocation. The use of futures would generally be limited to exchange-traded developed market equity index and U.S. Treasury futures. The fund may also have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying funds and underlying ETFs.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time. The fund may be a significant shareholder in certain underlying funds.

The fund’s manager will, among other things, oversee and monitor the sub-adviser and will be solely responsible for selecting the underlying funds among which the sub-adviser may allocate the fund’s assets. After the underlying funds have been selected, the sub-adviser determines which underlying funds to allocate the fund’s assets in seeking to fulfill the sub-adviser’s target asset allocation.

Each underlying fund and underlying ETF has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying fund and adviser or sub-adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and underlying ETFs.

The “Underlying Funds” section of the prospectus lists the underlying funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying funds.

The sub-adviser may change the fund’s asset allocation, including the underlying funds and underlying ETFs, at any time without notice to shareholders and without shareholder approval.

Transamerica Asset Allocation - Growth Portfolio

PRINCIPAL INVESTMENT STRATEGIES:

The fund’s principal investment strategies will be as follows:

The fund seeks to achieve its investment objective by primarily investing its assets in a broad mix of underlying Transamerica Funds (“underlying funds”).

•

Under normal circumstances, the fund expects to invest primarily in underlying funds that invest in U.S. and foreign (including emerging market) equities, commodity-related securities, and alternative investments.

•

The underlying funds may invest in a variety of U.S. and foreign equity and fixed-income (including high-yield) securities and alternative investments. The underlying funds may also invest in real estate investment trusts (“REITs”).

In sub-advising the fund’s portfolio of investments, the sub-adviser will develop a strategic asset allocation for the fund. The sub-adviser seeks to budget the fund’s long term investment risk exposure across risk factors to establish a diversified strategic asset allocation. An important component of the sub-adviser’s process is allocating risk across asset classes and strategies to increase diversification and, potentially, reduce volatility.

The sub-adviser normally adjusts the fund’s asset allocation as part of its investment process in order to react to changes in the markets, the economic cycle and the macroeconomic environment. The fund’s portfolio positioning may therefore change over time based on the sub-adviser’s short- to medium-term market views on dislocations and attractive investment opportunities. These views may impact the relative weights across asset classes, the allocation to geographies, sectors and industries, as well as the fund’s duration and sensitivity to inflation.

•

Allocation of assets among the underlying funds is based on factors such as diversification, general market views and outlooks, volatility in the equity markets, historical performance, current valuations, and other global economic factors.

•	Each underlying fund has its own investment objective, principal investment strategies and investment risks.

The fund may invest directly in U.S. government securities and/or short-term commercial paper.

The sub-adviser may invest up to 10% in index-based underlying exchange-traded funds (“underlying ETFs”) that it selects as part of the sub-adviser’s dynamic asset allocation to gain exposure to asset classes, regions, countries, strategies or sectors that are a part of the sub-adviser’s asset allocation for the fund, but not otherwise accessible through available Transamerica funds. The fund may, but is not required to, invest directly in futures contracts as part of the sub-adviser’s dynamic asset allocation. The use of futures would generally be limited to exchange-traded developed market equity index and U.S. Treasury futures. The fund may also have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the Transamerica funds and underlying ETFs.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time. The fund may be a significant shareholder in certain underlying funds.

The fund’s manager will, among other things, oversee and monitor the sub-adviser and will be solely responsible for selecting the underlying funds among which the sub-adviser may allocate the fund’s assets. After the underlying funds have been selected, the sub-adviser determines which underlying funds to allocate the fund’s assets in seeking to fulfill the sub-adviser’s target asset allocation.

Each underlying fund and underlying ETF has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying fund and adviser or sub-adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and underlying ETFs.

The “Underlying Funds” section of the prospectus lists the underlying funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying funds.

The sub-adviser may change the fund’s asset allocation, including the underlying funds and underlying ETFs, at any time without notice to shareholders and without shareholder approval.

Transamerica Asset Allocation - Moderate Growth Portfolio

PRINCIPAL INVESTMENT STRATEGIES:

The fund’s principal investment strategies will be as follows:

The fund seeks to achieve its investment objective by primarily investing its assets in a broad mix of underlying Transamerica Funds (“underlying funds”).

•

Under normal circumstances, investments in underlying funds are expected to achieve a mix over time of approximately 70% of net assets in equities, which may include both stocks and commodity-related securities, and approximately 30% of net assets in fixed-income securities, which may include bonds, cash, cash equivalents, and other money market instruments. These percentages may vary.

•

The underlying funds may invest in a variety of U.S. and foreign equity and fixed-income (including high-yield) securities and alternative investments. The underlying funds may also invest in real estate investment trusts (“REITs”).

In sub-advising the fund’s portfolio of investments, the sub-adviser will develop a strategic asset allocation for the fund. The sub-adviser seeks to budget the fund’s long term investment risk exposure across risk factors to establish a diversified strategic asset allocation. An important component of the sub-adviser’s process is allocating risk across asset classes and strategies to increase diversification and, potentially, reduce volatility.

The sub-adviser normally adjusts the fund’s asset allocation as part of its investment process in order to react to changes in the markets, the economic cycle and the macroeconomic environment. - The fund’s portfolio positioning may therefore change over time based on the sub-adviser’s short- to medium-term market views on dislocations and attractive investment opportunities. These views may impact the relative weights across asset classes, the allocation to geographies, sectors and industries, as well as the fund’s duration and sensitivity to inflation.

•

Allocation of assets among the underlying funds is based on factors such as diversification, general market views and outlooks, volatility in the equity markets, historical performance, current valuations, and other global economic factors.

•	Each underlying fund has its own investment objective, principal investment strategies and investment risks.

The fund may invest directly in U.S. government securities and/or short-term commercial paper.

The sub-adviser may invest up to 10% in index-based underlying exchange-traded funds (“underlying ETFs”) that it selects as part of the sub-adviser’s dynamic asset allocation to gain exposure to asset classes, regions, countries, strategies or sectors that are a part of the sub-adviser’s asset allocation for the fund, but not otherwise accessible through available Transamerica funds. The fund may, but is not required to, invest directly in futures contracts as part of the sub-adviser’s dynamic asset allocation. The use of futures would generally be limited to exchange-traded developed market equity index and U.S. Treasury futures. The fund may also have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the Transamerica funds and underlying ETFs.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time. The fund may be a significant shareholder in certain underlying funds.

The fund’s manager will, among other things, oversee and monitor the sub-adviser and will be solely responsible for selecting the underlying funds among which the sub-adviser may allocate the fund’s assets. After the underlying funds have been selected, the sub-adviser determines which underlying funds to allocate the fund’s assets in seeking to fulfill the sub-adviser’s target asset allocation.

Each underlying fund and underlying ETF has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying fund and adviser or sub-adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and underlying ETFs.

The “Underlying Funds” section of the prospectus lists the underlying funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying funds.

The sub-adviser may change the fund’s asset allocation, including the underlying funds and underlying ETFs, at any time without notice to shareholders and without shareholder approval.

Transamerica Asset Allocation - Moderate Portfolio

PRINCIPAL INVESTMENT STRATEGIES:

The fund’s principal investment strategies will be as follows:

The fund seeks to achieve its investment objective by primarily investing its assets in a broad mix of underlying Transamerica Funds (“underlying funds”).

•

Under normal circumstances, investments in underlying funds are expected to achieve a mix over time of approximately 50% of net assets in equities, which may include both stocks and commodity-related securities, and approximately 50% of net assets in fixed-income securities, which may include bonds, cash, cash equivalents, and other money market instruments. These percentages may vary.

•

The underlying funds may invest in a variety of U.S. and foreign equity and fixed-income (including high-yield) securities and alternative investments. The underlying funds may also invest in real estate investment trusts (“REITs”).

In sub-advising the fund’s portfolio of investments, the sub-adviser will develop a strategic asset allocation for the fund. The sub-adviser seeks to budget the fund’s long term investment risk exposure across risk factors to establish a diversified strategic asset allocation. An important component of the sub-adviser’s process is allocating risk across asset classes and strategies to increase diversification and, potentially, reduce volatility.

The sub-adviser normally adjusts the fund’s asset allocation as part of its investment process in order to react to changes in the markets, the economic cycle and the macroeconomic environment.—The fund’s portfolio positioning may therefore change over time based on the sub-adviser’s short- to medium-term market views on dislocations and attractive investment opportunities. These views may impact the relative weights across asset classes, the allocation to geographies, sectors and industries, as well as the fund’s duration and sensitivity to inflation.

•

Allocation of assets among the underlying funds is based on factors such as diversification, general market views and outlooks, volatility in the equity markets, historical performance, current valuations, and other global economic factors.

•	Each underlying fund has its own investment objective, principal investment strategies and investment risks.

The fund may invest directly in U.S. government securities and/or short-term commercial paper.

The sub-adviser may invest up to 10% in index-based underlying exchange-traded funds (“underlying ETFs”) that it selects as part of the sub-adviser’s dynamic asset allocation to gain exposure to asset classes, regions, countries, strategies or sectors that are a part of the sub-adviser’s asset allocation for the fund, but not otherwise accessible through available Transamerica funds. The fund may, but is not required to, invest directly in futures contracts as part of the sub-adviser’s dynamic asset allocation. The use of futures would generally be limited to exchange-traded developed market equity index and U.S. Treasury futures. The fund may also have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the Transamerica funds and underlying ETFs.

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund at any time. The fund may be a significant shareholder in certain underlying funds.

The fund’s manager will, among other things, oversee and monitor the sub-adviser and will be solely responsible for selecting the underlying funds among which the sub-adviser may allocate the fund’s assets. After the underlying funds have been selected, the sub-adviser determines which underlying funds to allocate the fund’s assets in seeking to fulfill the sub-adviser’s target asset allocation.

Each underlying fund and underlying ETF has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying fund and adviser or sub-adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and underlying ETFs.

The “Underlying Funds” section of the prospectus lists the underlying funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying funds.

The sub-adviser may change the fund’s asset allocation, including the underlying funds and underlying ETFs, at any time without notice to shareholders and without shareholder approval.

SUB-ADVISER:

The funds’ sub-adviser will be as follows:

Goldman Sachs Asset Management, L.P., an affiliate of Goldman Sachs & Co. LLC, has been a registered investment adviser since 1990. As of December 31, 2019, Goldman Sachs Asset Management, L.P. had approximately $1.7 trillion in total assets under supervision.

PORTFOLIO MANAGERS:

The funds’ portfolio managers will be as follows:

Name	Sub-Adviser	Positions Over Past Five Years
Christopher Lvoff, CFA	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the funds since 2020; Managing Director, Senior Portfolio Manager, Global Portfolio Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2007
Neill Nuttall	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the funds since 2020; Managing Director and Co-Chief Investment Officer of the Global Portfolio Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2014

MANAGEMENT FEES:

The funds’ management fee schedule will be as follows:

TAM will receive compensation from each fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

0.104% of the first $1 billion

0.0975% over $1 billion up to $3 billion

0.0925% over $3 billion up to $5 billion

0.085% over $5 billion up to $7 billion

0.080% in excess of $7 billion

SUB-ADVISORY FEES:

The funds’ sub-advisory fee schedule will be as follows:

GSAM will receive monthly compensation from TAM at the annual rate of a specified percentage, indicated below, of each fund’s average daily net assets:

Fund	Sub-Adviser	Sub-Advisory Fees*

Transamerica Asset Allocation - Conservative Portfolio

Transamerica Asset Allocation - Growth Portfolio

Transamerica Asset Allocation - Moderate Growth Portfolio

Transamerica Asset Allocation - Moderate Portfolio

	Goldman Sachs Asset Management, L.P.	0.070% of the first $1 billion 0.055% over $1 billion up to $3 billion 0.050% over $3 billion up to $5 billion 0.045% over $5 billion up to $7 billion 0.0425% in excess of $7 billion

*

Sub-advisory fees are calculated based on the combined assets for Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio and Transamerica Goldman Sachs 70/30 Allocation VP.

BENCHMARKS:

The funds’ benchmarks will be as follows:

Transamerica Asset Allocation - Conservative Portfolio

Primary benchmark = Bloomberg Barclays US Aggregate Bond Index

Secondary benchmark = Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark (consists of Bloomberg Barclays US Aggregate Bond Index, 65% and MSCI World Index, 35%)

Transamerica Asset Allocation - Growth Portfolio

Primary benchmark = MSCI World Index

Transamerica Asset Allocation - Moderate Growth Portfolio

Primary benchmark = MSCI World Index

Secondary benchmark = Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark (consists of Bloomberg Barclays US Aggregate Bond Index, 30% and MSCI World Index, 70%)

Transamerica Asset Allocation - Moderate Portfolio

Primary benchmark = MSCI World Index

Secondary benchmark = Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark (consists of Bloomberg Barclays US Aggregate Bond Index, 50% and MSCI World Index, 50%)

* * *

Investors Should Retain this Supplement for Future Reference

June 19, 2020